Investments and Recurring Fair Value Measurements - Schedule of fair value of warrant liabilities (Details) - CIK 001836707 SBEA Merger Sub LLC	12 Months Ended
Dec. 31, 2021 USD ($)
Fair value at issuance March 2 2021	$ 22,182,906
Public Warrants reclassified to level 1(1)	(8,855,000)
Change in fair value	(4,514,716)
Fair Value at December 31, 2021	$ 8,813,190